May 29, 2019

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Life Separate Account I

Post-Effective Amendment No. 26 to Registration Statement on Form N-6

Prospectus Title: Strategic Group Variable Universal Life®

File Nos. 333-22557, 811-08075

Class Identifier: C000027261

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 26 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on May 22, 2019 and became effective on May 24, 2019; and
•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Gary F. Murtagh

Gary F. Murtagh

Head of MMUS Product and Operations Law

for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.